Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Voyage revenues	$ 104,285	$ 100,658	$ 306,369	$ 295,670
Voyage expenses	(1,466)	(355)	(3,899)	(1,354)
Vessel operating expenses	(26,724)	(22,055)	(76,113)	(66,320)
Depreciation and amortization	(24,980)	(24,041)	(77,894)	(70,521)
General and administrative expenses	(2,793)	(3,573)	(11,592)	(14,865)
Write-down and loss on sales of vessels	(38,000)	0	(50,600)	(27,439)
Income (loss) from vessel operations	10,322	50,634	86,271	115,171
Equity income	1,417	13,514	6,797	52,579
Liquefied Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	92,700	87,260	271,078	250,342
Voyage expenses	(716)	(175)	(1,664)	(418)
Vessel operating expenses	(22,172)	(16,751)	(62,211)	(48,717)
Depreciation and amortization	(22,580)	(19,317)	(69,639)	(58,476)
General and administrative expenses	(2,330)	(3,008)	(9,283)	(12,049)
Write-down and loss on sales of vessels	0	0	0	0
Income (loss) from vessel operations	44,902	48,009	128,281	130,682
Equity income	1,417	13,514	6,797	52,579
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	11,585	13,398	35,291	45,328
Voyage expenses	(750)	(180)	(2,235)	(936)
Vessel operating expenses	(4,552)	(5,304)	(13,902)	(17,603)
Depreciation and amortization	(2,400)	(4,724)	(8,255)	(12,045)
General and administrative expenses	(463)	(565)	(2,309)	(2,816)
Write-down and loss on sales of vessels	(38,000)	0	(50,600)	(27,439)
Income (loss) from vessel operations	(34,580)	2,625	(42,010)	(15,511)
Equity income	$ 0	$ 0	$ 0	$ 0